Convertible Notes	6 Months Ended
Dec. 31, 2024
Convertible Notes [Abstract]
Convertible notes

13 - CONVERTIBLE NOTES

On December 6, 2024, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with an institutional investor (“the Investor”), pursuant to which the company may issue and sell up to $50,000,000 of our Class A ordinary shares over the course of 24 months following the date of the SEPA, subject to terms and conditions specified in the SEPA. Pursuant to the SEPA, the investor will advance to the Company, subject to the satisfaction of certain conditions, the principal amount of up to $15 million (the “Pre-paid Advance”), which will be evidenced by convertible promissory notes (each, a “Convertible Note” and collectively, the “Convertible Notes”, together with the “SEPA”, the “Offering”).

In connection with and subject to the satisfaction of certain conditions set forth in the Purchase Agreement, the Selling Securityholder will pre-advance to us up to US$15,000,000 of the US$50,000,000 commitment amount (a “Pre-paid Advance”), with each Pre-paid Advance to be evidenced by a convertible promissory note (each, a “Note” and collectively, the “Notes”). Each Note is subject to a 10% original issue discount to the principal amount of such Note. The first Pre-paid Advance in the principal amount of US$3,000,000 was advanced on December 6, 2024. The second Pre-paid Advance in the principal amount of US$3,000,000 was advanced on December 20, 2024. The third Pre-paid Advance in the principal amount of US$2,000,000 was advanced on December 31, 2024.